Deutsche Asset
& Wealth Management
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Summary Prospectus | August 1, 2013




Treasury Portfolio




 CLASS/Ticker    DWS U.S. TREASURY MONEY FUND CLASS S    IUSXX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/moneypros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated August 1, 2013, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES

(paid directly from your investment)
-------------------------------------- --


Account Maintenance Fee (annually, for fund balances
  below
$10,000 and subject to certain exceptions)            $20
----------------------------------------------------- ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                            0.05
-------------------------------------     ----
Distribution/Service (12b-1) fees        None
-------------------------------------    -----
Other expenses                            0.30
-------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.35
-------------------------------------    -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $36          $113       $197       $443
---  ---          ----       ----       ----

PRINCIPAL INVESTMENT STRATEGY


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund pursues its objective by investing exclusively in short-term US Treasury securities and in repurchase agreements backed by these securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.


The fund may invest in floating and variable rate instruments (obligations that do not bear interest at an agreed upon price).


Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


LIQUIDITY RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


REGULATORY RISK. In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Performance prior to class inception is based on the performance of the fund's Institutional shares, adjusted to reflect the higher expenses of DWS U.S. Treasury Money Fund Class S shares. Institutional shares are offered in a separate prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (DWS U.S. Treasury Money Fund Class S)

Returns for other classes were different and are not shown here.



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                                                              Treasury Portfolio


                                               SUMMARY PROSPECTUS August 1, 2013

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


  2003      2004      2005    2006    2007      2008      2009      2010    2011    2012
  0.75      0.93      2.79    4.62    4.62      1.58      0.07      0.01    0.01    0.01




Best Quarter: 1.23%, Q4 2006       Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/13: 0.00%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2012 expressed as a %)


           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     5/18/2007        0.01       0.33       1.52
---  ---------        ----       ----       ----

Total returns would have been lower if operating expenses hadn't been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                     AUTOMATIC
                           UGMAS/   INVESTMENT
       NON-IRA     IRAS     UTMAS        PLANS
     ---------  -------  --------  -----------
S     2,500     1,000     1,000       1,000
---   -----     -----     -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET



Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                                              Treasury Portfolio
                                    SUMMARY PROSPECTUS August 1, 2013 DUSTMF-SUM